SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 310,147	$ 310,147
Less: Accumulated depreciation	(309,247)	(304,881)
Net property and equipment	900	5,266
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	32,261	32,261
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 277,886	$ 277,886